UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22745

American Funds Global High-Income Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: February 28 or 29

Date of reporting period: February 29, 2016

Steven I. Koszalka

American Funds Global High-Income Opportunities Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Global High-Income Opportunities FundSM Annual report for the year ended February 29, 2016

American Funds Global High-Income Opportunities Fund seeks to provide, over the long term, a high level of total return largely comprising current income.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2016 (the most recent calendar quarter-end):

		Lifetime
Class A shares	1 year	(since 12/14/12)

Reflecting 3.75% maximum sales charge	–9.60%	–2.26%

The fund’s estimated gross expense ratio for Class A shares is 1.35% as of the prospectus dated May 1, 2016 (unaudited). The net expense ratio is 1.07% (unaudited).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently reimbursing a portion of other expenses for Class A shares. This reimbursement will be in effect through at least May 1, 2017, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Investment results shown reflect the reimbursement, without which the results would have been lower.

Although the fund has plans of distribution for Class A shares, fees for distribution services are not paid by the fund on amounts invested in the fund by the fund’s investment adviser. Expenses shown assume fees for distribution services were charged on these assets. However, because fees for distribution services were not charged on these assets, actual fund expenses were lower and total return was higher. See the “Plans of distribution” section of the prospectus for information on the distribution services fees permitted to be charged by the fund.

The fund’s 30-day yield for Class A shares as of March 31, 2016, reflecting the 3.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 4.94% (4.45% without the reimbursement).

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Contents
1	Letter to investors
2	The value of a $10,000 investment
3	Investment portfolio
8	Financial statements
22	Board of trustees and other officers

Fellow investors:

For the fiscal year ended February 29, 2016, American Funds Global High-Income Opportunities Fund declined 11.32%, with all distributions reinvested. By way of comparison, the fund’s benchmark, the unmanaged Barclays Global High Income Broad Index, fell 5.88%.The Custom Lipper Blended Index, a composite of peer funds tracked by Lipper, sank 8.35%.

For the 12 months, the fund paid dividends totaling 21.3 cents a share. This resulted in an income return of 2.29% for investors who chose to reinvest their dividends and 2.27% for those who took them in cash. The fund’s share price dropped from $9.37 to $8.11.

At period-end, 56.3% of the fund was invested in corporate bonds, notes and loans, with another 36.1% in non–U.S. sovereign debt. The remainder of the portfolio consisted of other securities, forward currency contracts, short-term obligations and cash.

Cordially,

Robert H. Neithart
President

April 12, 2016

Results at a glance

For periods ended February 29, 2016, with all distributions reinvested

			Average annual
	Cumulative total returns		total returns
			Lifetime
	6 months	1 year	(since 12/14/12)

American Funds Global High-Income Opportunities Fund (Class A shares)	–5.76%	–11.32%	–2.47%
Barclays Global High Income Broad Index*	–2.61	–5.88	0.01
Custom Lipper Blended Index†	–4.44	–8.35	–1.86

*	The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
†	The Custom Lipper Blended Index blends the Lipper High Yield Funds Index, Lipper Emerging Markets Hard Currency Debt Funds Index and the Lipper Emerging Markets Local Currency Debt Funds Index by weighting their total returns at 50%, 30% and 20%, respectively. The portfolio is rebalanced monthly. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.

American Funds Global High-Income Opportunities Fund	1

The value of a $10,000 investment

How a $10,000 investment has fared (for the period December 14, 2012, through February 29, 2016, with dividends reinvested)

Fund results shown reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
[3]	Includes reinvested dividends of $1,243 and reinvested capital gains of $13.
[4]	For the period December 14, 2012, commencement of operations, through December 31, 2012.

Past results are not predictive of results for future periods. The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment (for the periods ended February 29, 2016)*

		Lifetime
	1 year	(since 12/14/12)

Class A shares	–14.69%	–3.62%

*	Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently reimbursing a portion of other expenses for Class A shares. This reimbursement will be in effect through at least May 1, 2017, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Investment results shown reflect the reimbursement, without which the results would have been lower. Refer to the fund’s prospectus for details.

Although the fund has plans of distribution for Class A shares, fees for distribution services are not paid by the fund on amounts invested in the fund by the fund’s investment adviser. Because fees for distribution services were not charged on these assets, total returns were higher. See the “Plans of distribution” section of the prospectus for information on the distribution services fees permitted to be charged by the fund.

2	American Funds Global High-Income Opportunities Fund

Investment portfolio February 29, 2016

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
A/A	4.05%
BBB/Baa	15.20
Below investment grade	64.31
Unrated	8.81
Other	.96
Short-term securities & other assets less liabilities	6.67

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

Bonds, notes & other debt instruments 92.37%	Principal amount (000)	Value (000)
Corporate bonds & notes 56.28%
Telecommunication services 10.24%
Digicel Group Ltd. 8.25% 2020	$450	$353
Digicel Group Ltd. 6.00% 2021[1]	400	346
Frontier Communications Corp. 6.25% 2021	200	178
Frontier Communications Corp. 10.50% 2022[1]	270	275
Frontier Communications Corp. 11.00% 2025[1]	265	266
Intelsat Luxembourg Holding Co. 6.75% 2018	200	121
LightSquared, Term Loan, 9.75% 2020[2,3,4]	250	220
MetroPCS Wireless, Inc. 6.25% 2021	125	132
MetroPCS Wireless, Inc. 6.625% 2023	125	131
Millicom International Cellular SA 4.75% 2020[1]	500	459
Millicom International Cellular SA 6.625% 2021[1]	200	189
Numericable Group SA 4.875% 2019[1]	300	301
Sprint Nextel Corp. 7.00% 2020	575	452
T-Mobile US, Inc. 6.731% 2022	100	105
Trilogy International Partners, LLC 10.25% 2016[1]	375	336
Wind Acquisition SA 7.375% 2021[1]	325	301
		4,165

Energy 9.36%
American Energy - Woodford LLC 12.00% 2020[1,5]	74	9
American Energy (Marcellus), Term Loan A, 8.50% 2021[2,3,4]	25	1
American Energy (Permian Basin) 7.125% 2020[1]	175	42
American Energy (Permian Basin) 7.375% 2021[1]	75	18
Chesapeake Energy Corp. 4.875% 2022	200	43
CONSOL Energy Inc. 5.875% 2022	500	329
Energy Transfer Partners, LP 5.875% 2024	500	415
Jupiter Resources Inc. 8.50% 2022[1]	175	58
NGPL PipeCo LLC 7.119% 2017[1]	575	539
NGPL PipeCo LLC 9.625% 2019[1]	25	24
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[1,3]	179	37
Odebrecht Offshore Drilling Finance Ltd., First Lien, 6.625% 2023[1,3]	184	39

American Funds Global High-Income Opportunities Fund	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds & notes (continued)
Energy (continued)
Peabody Energy Corp. 6.00% 2018		$450	$15
Petrobras Global Finance Co. 6.85% 2115		130	81
Petróleos Mexicanos 8.00% 2019		25	27
Petróleos Mexicanos 5.50% 2021		55	56
Petróleos Mexicanos 6.875% 2026[1]		115	119
Sabine Pass Liquefaction, LLC 5.625% 2021		400	384
Sabine Pass Liquefaction, LLC 5.75% 2024		200	185
Targa Resources Corp. 4.125% 2019		125	111
Targa Resources Partners LP 6.75% 2024[1]		75	64
Teekay Corp. 8.50% 2020		350	222
Teekay Corp. 8.50% 2020[1]		100	64
Weatherford International PLC 6.75% 2040		500	307
Williams Companies, Inc. 3.70% 2023		500	372
YPF Sociedad Anónima 8.50% 2025[1]		250	245
			3,806

Health care 8.25%
Centene Corp. 5.625% 2021[1]		50	53
Centene Corp. 4.75% 2022		75	76
Centene Corp. 6.125% 2024[1]		50	53
DJO Finco Inc. 8.125% 2021[1]		355	299
Endo Finance LLC & Endo Finco Inc. 6.00% 2023[1]		200	205
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[1]		70	70
HCA Inc. 3.75% 2019		150	153
HealthSouth Corp. 5.75% 2024[1]		200	203
inVentiv Health Inc. 10.00% 2018		178	170
inVentiv Health Inc. 12.00% 2018[1,5]		304	299
inVentiv Health Inc., Term Loan B4, 7.75% 2018[2,3,4]		125	124
Kinetic Concepts, Inc. 10.50% 2018		375	348
Kinetic Concepts, Inc. 12.50% 2019		225	175
Molina Healthcare, Inc. 5.375% 2022[1]		20	20
Ortho-Clinical Diagnostics Inc. 6.625% 2022[1]		140	101
Quintiles Transnational Corp. 4.875% 2023[1]		235	243
Tenet Healthcare Corp. 6.75% 2023		90	82
Tenet Healthcare Corp., First Lien, 4.75% 2020		275	279
VPI Escrow Corp. 6.375% 2020[1]		275	254
VRX Escrow Corp. 6.125% 2025[1]		180	146
			3,353

Materials 7.71%
ArcelorMittal 7.75% 2041		700	560
Blue Cube Spinco Inc. (Olin Corp.) 9.75% 2023[1]		20	22
Blue Cube Spinco Inc. (Olin Corp.) 10.00% 2025[1]		20	22
CEMEX Finance LLC 9.375% 2022		250	264
Chemours Co. 6.625% 2023[1]		220	160
Chemours Co. 7.00% 2025[1]		195	142
Cliffs Natural Resources Inc. 8.25% 2020[1]		500	381
First Quantum Minerals Ltd. 6.75% 2020[1]		354	186
First Quantum Minerals Ltd. 7.00% 2021[1]		254	132
Freeport-McMoRan Copper & Gold Inc. 3.55% 2022		495	332
JMC Steel Group Inc. 8.25% 2018[1]		550	475
LSB Industries, Inc. 7.75% 2019		150	130
Rayonier Advanced Materials Inc. 5.50% 2024[1]		270	219
Ryerson Inc. 11.25% 2018		167	111
			3,136

Consumer discretionary 6.46%
Burger King Corp. 6.00% 2022[1]		225	235
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]		100	101
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]		300	295
Delta 2 (Formula One), Term Loan B, 7.75% 2022[2,3,4]		100	87
DISH DBS Corp. 4.25% 2018		200	203
Family Tree Escrow LLC 5.25% 2020[1]		25	26
Family Tree Escrow LLC 5.75% 2023[1]		50	53
Grupo Televisa, SAB 7.25% 2043	MXN	2,000	92
Guitar Center, Inc. 9.625% 2020[1]		$125	84
iHeartCommunications, Inc. 10.625% 2023		195	129

4	American Funds Global High-Income Opportunities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds & notes (continued)
Consumer discretionary (continued)
Laureate Education, Inc. 10.00% 2019[1]		$200	$103
McClatchy Co. 9.00% 2022		500	442
MGM Resorts International 8.625% 2019		200	227
Neiman Marcus Group LTD Inc. 8.00% 2021[1]		125	89
Neiman Marcus Group LTD Inc. 8.75% 2021[1,5]		75	46
PETsMART, Inc. 7.125% 2023[1]		75	77
Sotheby’s Holdings, Inc. 5.25% 2022[1]		200	178
Standard Pacific Corp. 5.875% 2024		150	158
			2,625

Industrials 6.24%
ADT Corp. 4.125% 2019		150	159
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017		250	176
Brunswick Rail Finance Ltd. 6.50% 2017		250	99
Builders Firstsource 7.625% 2021[1]		100	102
CEVA Group PLC 7.00% 2021[1]		100	81
Corporate Risk Holdings LLC 9.50% 2019[1]		316	269
Hardwoods Acquisition Inc 7.50% 2021[1]		100	48
HD Supply, Inc. 5.25% 2021[1]		75	79
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[1]		200	141
Navios Maritime Holdings Inc. 7.375% 2022[1]		200	65
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019		300	71
Nortek Inc. 8.50% 2021		525	545
Ply Gem Industries, Inc. 6.50% 2022		400	344
R.R. Donnelley & Sons Co. 7.25% 2018		159	167
R.R. Donnelley & Sons Co. 7.875% 2021		50	47
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[1]		200	144
			2,537

Financials 3.79%
BBVA Bancomer SA 6.50% 2021		200	214
CIT Group Inc. 5.00% 2017		225	230
CIT Group Inc. 3.875% 2019		100	100
Communications Sales & Leasing, Inc. 6.00% 2023[1]		150	145
Crescent Resources 10.25% 2017[1]		400	397
Icahn Enterprises Finance Corp. 6.00% 2020		150	140
iStar Financial Inc. 4.875% 2018		200	187
iStar Financial Inc., Series B, 9.00% 2017		125	128
			1,541

Information technology 2.62%
First Data Corp. 7.00% 2023[1]		200	200
Freescale Semiconductor, Inc. 5.00% 2021[1]		250	260
NXP BV and NXP Funding LLC 3.75% 2018[1]		475	481
Serena Software, Inc., Term Loan B, 7.50% 2020[2,3,4]		136	125
			1,066

Utilities 1.61%
Comision Federal de Electricidad 4.875% 2021		225	231
Dynegy Finance Inc. 7.625% 2024		200	167
Emgesa SA ESP 8.75% 2021	COP	300,000	85
NRG Energy, Inc. 6.625% 2023		$200	170
			653

Total corporate bonds & notes			22,882

Bonds & notes of governments & government agencies outside the U.S. 36.09%
Angola (Repulic of) 9.50% 2025[1]		335	289
Argentina (Republic of) 7.00% 2017		635	642
Argentina (Republic of) 8.75% 2024[3]		450	474
Argentina (Republic of) 8.28% 2033[3,5,6]		491	490
Argentina (Republic of) 0.00% 2035		3,430	399
Armenia (Republic of) 7.15% 2025[1]		200	194
Brazil (Federal Republic of) 10.00% 2017	BRL	1,000	242
Colombia (Republic of), Series B, 10.00% 2024	COP	1,300,000	424
Colombia (Republic of), Series B, 6.00% 2028		310,000	73

American Funds Global High-Income Opportunities Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Colombia (Republic of) Global 4.375% 2021		$450	$456
Croatian Government 6.375% 2021		200	217
Dominican Republic 5.50% 2025		250	242
Dominican Republic 5.50% 2025[1]		200	194
Dominican Republic 7.45% 2044		300	299
Ethiopia (Republic of) 6.625% 2024[1]		300	266
Gabonese Republic 6.375% 2024[3]		200	163
Ghana (Republic of) 8.50% 2017		350	338
Ghana (Republic of) 10.75% 2030[1,3]		200	184
Greek Government 4.75% 2019		€100	88
Hungarian Government, Series 25/B, 5.50% 2025	HUF	54,420	230
India (Republic of) 8.60% 2028	INR	60,000	914
Indonesia (Republic of) 7.875% 2019	IDR	3,640,000	272
Indonesia (Republic of) 4.75% 2026[1]		$300	310
Indonesia (Republic of) 8.375% 2034	IDR	3,800,000	274
Iraq (Republic of) 5.80% 2028[3]		$700	443
Ivory Coast Governement 5.75% 2032[3]		350	310
Kenya (Republic of) 6.875% 2024[1]		400	369
Kenya (Republic of) 6.875% 2024		300	277
Kingdom of Jordan 6.125% 2026[1]		480	491
Malaysian Government, Series 0315, 3.659% 2020	MYR	1,725	413
Morocco Government 4.25% 2022		$300	308
Nigeria (Republic of) 6.375% 2023		450	403
Peru (Republic of) 2.75% 2026		€185	198
Philippines (Republic of) 4.95% 2021	PHP	16,000	346
Polish Government, Series 0922, 5.75% 2022	PLN	675	203
South Africa (Republic of), Series R-214, 6.50% 2041	ZAR	7,500	321
Sri Lanka (Republic of) 6.25% 2021		$250	235
Turkey (Republic of) 9.50% 2022	TRY	1,500	486
Turkey (Republic of) 2.40% 2024[7]		1,027	342
Turkey (Republic of) 6.875% 2036		$425	479
United Mexican States Government Global, Series A, 5.125% 2020		120	132
United Mexican States Government Global, Series A, 4.00% 2023		200	206
United Mexican States Government, Series M20, 10.00% 2024	MXN	7,000	493
Zambia (Republic of) 8.50% 2024[1]		$475	356
Zambia (Republic of) 8.97% 2027[1,3]		250	186
			14,671

Total bonds, notes & other debt instruments (cost: $44,403,000)			37,553

Convertible stocks 0.47%	Shares
Industrials 0.47%
CEVA Group PLC, Series A-2, 2.622% convertible preferred[8,9]		231	104
CEVA Group PLC, Series A-1, 3.622% convertible preferred[8,9]		145	89

Total convertible stocks (cost: $427,000)			193

Common stocks 0.49%
Industrials 0.12%
CEVA Group PLC[1,8,10]		106	48

Miscellaneous 0.37%
Other common stocks in initial period of acquisition			151

Total common stocks (cost: $586,000)			199

6	American Funds Global High-Income Opportunities Fund

Short-term securities 3.20%	Principal amount (000)	Value (000)
BNP Paribas Finance Inc. 0.27% due 3/1/2016	$1,000	$1,000
Old Line Funding, LLC 0.42% due 3/3/2016[1]	300	300

Total short-term securities (cost: $1,300,000)		1,300
Total investment securities 96.53% (cost: $46,716,000)		39,245
Other assets less liabilities 3.47%		1,410

Net assets 100.00%		$40,655

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into a forward currency contract as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $799,000.

			Contract amount		Unrealized appreciation
	Settlement		Receive	Deliver	at 2/29/2016
	date	Counterparty	(000)	(000)	(000)
Sales:
Euros	4/8/2016	HSBC Bank	$246	€225	$1

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $14,302,000, which represented 35.18% of the net assets of the fund.
[2]	Coupon rate may change periodically.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $557,000, which represented 1.37% of the net assets of the fund.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	Scheduled interest and/or principal payment was not received.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $241,000, which represented .59% of the net assets of the fund.
[9]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[10]	Security did not produce income during the last 12 months.

				Percent
	Acquisition	Cost	Value	of net
Private placement securities	dates	(000)	(000)	assets
CEVA Group PLC, Series A-2, 2.622% convertible preferred	12/14/2012-12/21/2015	$280	$104.25%
CEVA Group PLC, Series A-1, 3.622% convertible preferred	11/25/2015-12/21/2015	147	89.22
Total private placement securities		$427	$193.47%

Key to abbreviations and symbol

BRL = Brazilian reais
COP = Colombian pesos
€ = Euros
HUF = Hungarian forints
IDR = Indonesian rupiah
INR = Indian rupees
MXN = Mexican pesos
MYR = Malaysian ringgits
PHP = Philippine pesos
PLN = Polish zloty
TRY = Turkish lira
ZAR = South African rand

See Notes to Financial Statements

American Funds Global High-Income Opportunities Fund	7

Financial statements

Statement of assets and liabilities at February 29, 2016	(dollars in thousands)

Assets:
Investment securities, at value (cost: $46,716)			$39,245
Cash denominated in currencies other than U.S. dollars (cost: $15)			15
Cash			124
Unrealized appreciation on open forward currency contracts			1
Receivables for:
Sales of investments	$533
Interest	919
Other	71		1,523
			40,908
Liabilities:
Payables for:
Purchases of investments	154
Closed forward currency contracts	7
Investment advisory services	18
Trustees’ deferred compensation	—	*
Other	74		253
Net assets at February 29, 2016			$40,655

Net assets consist of:
Capital paid in on shares of beneficial interest			$50,288
Undistributed net investment income			205
Accumulated net realized loss			(2,367)
Net unrealized depreciation			(7,471)
Net assets at February 29, 2016			$40,655

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (5,013 total shares outstanding)

		Shares	Net asset value
	Net assets	outstanding	per share
Class A	$40,655	5,013	$8.11

*	Amount less than one thousand.

See Notes to Financial Statements

8	American Funds Global High-Income Opportunities Fund

Statement of operations
for the year ended February 29, 2016	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $12)		$2,895
Fees and expenses*:
Investment advisory services	$249
Transfer agent services	— †
Administrative services	4
Reports to shareholders	14
Registration statement and prospectus	10
Trustees’ compensation	1
Auditing and legal	99
Custodian	10
Other	17
Total fees and expenses before reimbursement	404
Less reimbursement of fees and expenses	126
Total fees and expenses after reimbursement		278
Net investment income		2,617

Net realized loss and unrealized depreciation:
Net realized (loss) gain on:
Investments	(3,930)
Forward currency contracts	138
Currency transactions	(23)	(3,815)
Net unrealized (depreciation) appreciation on:
Investments	(4,046)
Forward currency contracts	2
Currency translations	10	(4,034)
Net realized loss and unrealized depreciation		(7,849)

Net decrease in net assets resulting from operations		$(5,232)

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

Statements of changes in net assets
(dollars in thousands)

	Year ended	Year ended
	February 29,	February 28,
	2016	2015
Operations:
Net investment income	$2,617	$2,845
Net realized loss	(3,815)	(472)
Net unrealized depreciation	(4,034)	(2,264)
Net (decrease) increase in net assets resulting from operations	(5,232)	109

Dividends paid to shareholders from net investment income	(1,079)	(2,396)

Net capital share transactions	(1,158)	1,446

Total decrease in net assets	(7,469)	(841)

Net assets:
Beginning of year	48,124	48,965
End of year (including undistributed net investment income: $205 and $480,respectively)	$40,655	$48,124

See Notes to Financial Statements

American Funds Global High-Income Opportunities Fund	9

Notes to financial statements

1. Organization

American Funds Global High-Income Opportunities Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, nondiversified management investment company. The fund seeks to provide, over the long term, a high level of total return largely comprising current income.

The fund has 18 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class B and 529-B shares of the fund are not available for purchase.

On November 20, 2015, the fund made an additional retirement plan share class (Class R-5E) available for sale pursuant to an amendment to its registration statement filed with the U.S. Securities and Exchange Commission. Refer to the fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

10	American Funds Global High-Income Opportunities Fund

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

American Funds Global High-Income Opportunities Fund	11

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 29, 2016 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$22,882	$—	$22,882
Bonds & notes of governments & government agencies outside the U.S.	—	14,671	—	14,671
Convertible stocks	—	193	—	193
Common stocks	151	48	—	199
Short-term securities	—	1,300	—	1,300
Total	$151	$39,094	$—	$39,245

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1	$—	$1

*	Forward currency contracts are not included in the investment portfolio.

12	American Funds Global High-Income Opportunities Fund

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

American Funds Global High-Income Opportunities Fund	13

5. Certain investment techniques

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts as of, or for the year ended, February 29, 2016 (dollars in thousands):

		Assets		Liabilities
Contract	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$1	Unrealized depreciation on open forward currency contracts	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—	Payables for closed forward currency contracts	7
			$1		$7

		Net realized gain		Net unrealized appreciation
Contract	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain on forward currency contracts	$138	Net unrealized appreciation on forward currency contracts	$2

Collateral — The fund participates in a collateral program due to its use of forward currency contracts. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

14	American Funds Global High-Income Opportunities Fund

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of February 29, 2016 (dollars in thousands) if close-out netting was exercised:

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
HSBC Bank	$1	$—	$—	$—	$1
Liabilities:
Citibank	$7	$—	$—	$—	$7

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 29, 2016, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2012, the year the fund commenced operations.

Non-U.S. taxation — Interest income is recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; net capital losses; amortization of premiums and discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended February 29, 2016, the fund reclassified $1,813,000 from undistributed net investment income to accumulated net realized loss to align financial reporting with tax reporting.

As of February 29, 2016, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Undistributed ordinary income	$208
Capital loss carryforward*	(2,308)
Gross unrealized appreciation on investment securities	209
Gross unrealized depreciation on investment securities	(7,739)
Net unrealized depreciation on investment securities	(7,530)
Cost of investment securities	46,775

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

American Funds Global High-Income Opportunities Fund	15

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

	Year ended	Year ended
	February 29,	February 28,
Share class	2016	2015
Class A	$1,079	$2,396
Total	$1,079	$2,396

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on an annual rate of 0.570% of daily net assets. For the year ended February 29, 2016, the investment advisory services fee was $249,000.

CRMC has agreed to reimburse a portion of the fees and expenses of the fund during its startup period. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the fund’s prospectus. For the year ended February 29, 2016, total fees and expenses reimbursed by CRMC were $126,000. Fees and expenses in the statement of operations are presented gross of any reimbursements from CRMC.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of February 29, 2016, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating,

16	American Funds Global High-Income Opportunities Fund

monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the year ended February 29, 2016, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent	Administrative	529 plan
Share class	services	services	services	services
Class A	$—	$—*	$4	Not applicable
Total class-specific expenses	$—	$—*	$4	Not applicable

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation in the fund’s statement of operations reflects the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

			Reinvestments of				Net (decrease)
	Sales		dividends		Repurchases		increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended February 29, 2016

Class A	$—	—	$14	2	$(1,172)	(128)	$(1,158)	(126)
Total net increase (decrease)	$—	—	$14	2	$(1,172)	(128)	$(1,158)	(126)

Year ended February 28, 2015

Class A	$3,350	337	$96	10	$(2,000)	(208)	$1,446	139
Total net increase (decrease)	$3,350	337	$96	10	$(2,000)	(208)	$1,446	139

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $22,488,000 and $20,616,000, respectively, during the year ended February 29, 2016.

10. Ownership concentration

At February 29, 2016, CRMC held nearly 100% of the fund’s outstanding shares. The ownership represents the seed money invested in the fund when it began operations on December 14, 2012, and any subsequent investments and reinvestments of distributions received.

American Funds Global High-Income Opportunities Fund	17

Financial highlights

		(Loss) income from
		investment operations[1]			Dividends and distributions
			Net (losses)
			gains on									Ratio of		Ratio of
	Net asset		securities		Dividends		Total	Net asset				expenses to		expenses to		Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,			Net assets,	average net		average net		net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total		end of period	assets before		assets after		to average
	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[2,3]		(in thousands)	reimbursements		reimbursements[2]		net assets[2]
Class A:
Year ended 2/29/2016	$9.37	$.52	$(1.57)	$(1.05)	$(.21)	$—	$(.21)	$8.11	(11.32)%[4]		$40,655.93%[4]			.64%[4]		5.99	%4
Year ended 2/28/2015	9.79	.55	(.51)	.04	(.46)	—	(.46)	9.37	.37	[4]	48,124.94		[4]	.64	[4]	5.63	[4]
Year ended 2/28/2014	10.20	.56	(.43)	.13	(.53)	(.01)	(.54)	9.79	1.47	[4]	48,965.69		[4]	.64	[4]	5.69	[4]
Period from 12/14/2012 to 2/28/2013[5,6]	10.00	.11	.11	.22	(.02)	—	—	10.20	2.20	[4,7]	50,996.19		[4,7]	.13	[4,7]	1.04	[4,7]

	Year ended February 28 or 29			For the period
	2016	2015	2014	12/14/2012 to 2/28/2013[5,6,7]
Portfolio turnover rate for all share classes	52%	49%	44%	8%

[1]	Based on average shares outstanding.
[2]	This column reflects the impact, if any, of certain reimbursements from CRMC. During the periods shown, CRMC reimbursed other fees and expenses.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[5]	For the period December 14, 2012, commencement of operations, through February 28, 2013.
[6]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[7]	Not annualized.

See Notes to Financial Statements

18	American Funds Global High-Income Opportunities Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of American Funds Global High-Income Opportunities Fund:

We have audited the accompanying statement of assets and liabilities of American Funds Global High-Income Opportunities Fund (the “Fund”), including the investment portfolio, as of February 29, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 29, 2016, by correspondence with the custodian, brokers, and agent banks; where replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Funds Global High-Income Opportunities Fund as of February 29, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California

April 12, 2016

American Funds Global High-Income Opportunities Fund	19

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2015, through February 29, 2016).

Actual expenses:

The first line of the share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of the share class in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	9/1/2015	2/29/2016	during period*	expense ratio
Class A – actual return	$1,000.00	$942.40	$3.09	.64%
Class A – assumed 5% return	1,000.00	1,021.68	3.22	.64

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

20	American Funds Global High-Income Opportunities Fund

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended February 29, 2016:

Foreign taxes	$0.003 per share
Foreign source income	$0.34 per share
U.S. government income that may be exempt from state taxation	$1,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2017, to determine the calendar year amounts to be included on their 2016 tax returns. Shareholders should consult their tax advisors.

American Funds Global High-Income Opportunities Fund	21

Board of trustees and other officers

Independent trustees1

	Year first		Number of
	elected		portfolios in fund
	a trustee		complex overseen	Other directorships[3]
Name and year of birth	of the fund[2]	Principal occupation(s) during past five years	by trustee	held by trustee
William H. Baribault, 1945	2012	CEO and President, Richard Nixon Foundation; Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	81	General Finance Corporation
James G. Ellis, 1947	2012	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	81	Mercury General Corporation
Leonard R. Fuller, 1946	2012	Private investor; former President and CEO, Fuller Consulting (financial management consulting)	81	None
R. Clark Hooper, 1946 Chairman of the Board (Independent and Non-Executive)	2012	Private investor	83	The Swiss Helvetia Fund, Inc.
Merit E. Janow, 1958	2012	Dean and Professor, Columbia University, School of International and Public Affairs	80	MasterCard Incorporated; The NASDAQ Stock Market LLC; Trimble Navigation Limited
Laurel B. Mitchell, PhD, 1955	2012	Distinguished Professor of Accounting, University of Redlands; former Director, Accounting Program, University of Redlands	77	None
Frank M. Sanchez, 1943	2012	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	77	None
Margaret Spellings, 1957	2012	President, The University of North Carolina; former President, George W.Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce	82	ClubCorp Holdings, Inc.
Steadman Upham, PhD, 1949	2012	President and University Professor, The University of Tulsa	80	None

Interested trustees4,5

	Year first
	elected		Number of
	a trustee	Principal occupation(s) during past five years	portfolios in fund
Name, year of birth and	or officer	and positions held with affiliated entities or	complex overseen	Other directorships[3]
position with fund	of the fund[2]	the principal underwriter of the fund	by trustee	held by trustee
John H. Smet, 1956 Vice Chairman of the Board	2012	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company	23	None
Michael C. Gitlin, 1970	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company; served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	19	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

22	American Funds Global High-Income Opportunities Fund

Other officers5

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Robert H. Neithart, 1965 President	2012	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Chairman of the Board, Capital Strategy Research, Inc.[6]
Kristine M. Nishiyama, 1970 Senior Vice President	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Senior Vice President and General Counsel, Capital Bank and Trust Company[6]
Steven I. Koszalka, 1964 Secretary	2012	Vice President — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Treasurer	2012	Vice President — Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Dori Laskin, 1951 Assistant Treasurer	2012	Vice President — Investment Operations, Capital Research and Management Company
Gregory F. Niland, 1971 Assistant Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser,Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[5]	All of the directors/trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

American Funds Global High-Income Opportunities Fund	23

Office of the fund
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser
6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel
Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3132

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.

The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov.

American Funds Global High-Income Opportunities Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330.

24	American Funds Global High-Income Opportunities Fund

The American Funds AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital SystemSM

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 95% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 58% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2015.
[2]	Based on Class A share results for rolling periods through December 31, 2015. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 68% of the time, based on the 20-year period ended December 31, 2015, versus comparable Lipper categories, excluding funds of funds.

Printed on paper containing 10% post-consumer waste Printed with inks containing soy and/or vegetable oil

Lit. No. MFGEARX-038-0416P  Litho in USA CT/10262-S47285

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-9225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2015	$115,000
2016	$91,000

b) Audit-Related Fees:
2015	None
2016	None
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2015	$2,000
2016	$5,000

The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns including returns relating to the Registrant’s investments in non-U.S. jurisdictions.

d) All Other Fees:
2015	None
2016	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2015	$1,105,000
2016	$889,000
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2015	None
2016	None
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2015	$5,000
2016	$3,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,513,000 for fiscal year 2015 and $1,058,000 for fiscal year 2016. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS GLOBAL HIGH-INCOME OPPORTUNITIES FUND

By /s/ Robert H. Neithart
Robert H. Neithart, President and Principal Executive Officer

Date: April 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Robert H. Neithart
Robert H. Neithart, President and Principal Executive Officer

Date: April 29, 2016

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: April 29, 2016